FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Assets and liabilities measured at fair value during the year on a recurring basis consisted of the following as of December 31, 2021, 2020, and 2019:

	Fair Value Hierarchy
December 31, 2021	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$105,027,484	$—	$—
Assets – restricted cash	2,767,471	—	—
Total assets	$107,794,955	$—	$—
Liabilities:
Forward purchase option derivative	$—	$—	$4,202,562
Earnout liability	—	—	27,133,563
Public Warrants	15,395,625	—	—
Private Warrants	—	6,649,125	—
Total liabilities	$15,395,625	$6,649,125	$31,336,125

December 31, 2020	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$30,043,046	$—	$—
Total assets	$30,043,046	$—	$—
Liabilities:
Common stock warrants	$—	$—	$49,863
Preferred stock warrants	—	—	2,072,536
Total liabilities	$—	$—	$2,122,399

December 31, 2019	Level 1	Level 2	Level 3
Assets – cash & cash equivalents	$12,889,931	$—	$—
Total assets	$12,889,931	$—	$—
Liabilities:
Common stock warrants	$—	$—	$59,624
Preferred stock warrants	—	—	1,179,201
Total liabilities	$—	$—	$1,238,825
The following table represents the changes in these Level 3 financial liabilities for the year ended December 31, 2021:

Level 3 Rollforward	Common stock warrants	Preferred stock warrants	Forward purchase option derivative	Earnout liability
Beginning balances	$49,863	$2,072,536	$—	$—
Additions	—	—	14,700,778	21,606,062
Changes in fair value	231,149	(1,766,370)	(10,498,216)	5,527,501
Reclassified to equity	(281,012)	(306,166)	—	—
Ending balances	$—	$—	$4,202,562	$27,133,563
Historically, the Company measured the common stock warrants and preferred stock warrants using Level 3 unobservable inputs within the Black-Scholes Merton model. The Company used various key assumptions, such as the fair value of common stock and preferred stock, respectively, volatility, and expected term. The Company monitored the fair value of the common stock and preferred stock warrants annually, with subsequent revisions reflected in the Consolidated Statements of Operations. As of December 31, 2021, the Company's common stock warrants are publicly traded on the NYSE under the ticker symbol BOXD WS. The Company monitors the fair value of the common stock warrants annually, with subsequent revisions reflected in the Consolidated Statements of Operations based on the stock price. The Public Warrants are categorized as Level 1 fair value measurements as they are publicly traded and the Private Warrants are categorized as Level 2 fair value measurements as they are valued based on the trading price of the Public Warrants. As of December 31, 2021, there were no preferred stock warrants outstanding.
The fair value of the forward purchase option derivative was estimated using a Monte-Carlo Simulation in a risk-neutral framework (a special case of the Income Approach). Specifically, the future stock price is simulated assuming a Geometric Brownian Motion (“GBM”). For each simulated path, the forward purchase value is calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward is calculated as the average present value over all simulated paths. The Company measured the fair value of the forward purchase option derivative upon the consummation of the Business Combination and as of December 31, 2021, with the respective fair value adjustments recorded within its Consolidated Statements of Operations. The Company will continue to monitor the fair value of the forward option derivative annually, with subsequent revisions to be recorded in the Consolidated Statements of Operations.
There are two components of the Company's earnout liability: (i) the valuation of the contingent consideration for the MaxDelivery acquisition (as discussed in Note 10) and (ii) the valuation of Sponsor Earnout Shares (as discussed in Note 1).
For the contingent consideration related to MaxDelivery, the fair value was estimated using a Monte-Carlo Simulation in a risk-neutral framework (a special case of the Income Approach). Specifically, future EBITDA is simulated assuming a GBM. For each simulated path, the contingent consideration payments are calculated based on the contractual terms and then discounted at the term-matched risk-free rate plus Company credit spread. The Company measured the fair value of the contingent consideration upon the acquisition date and as of December 31, 2021, with the respective fair value adjustments recorded within its Consolidated Statements of Operations.
For the valuation of the Sponsor Earnout Shares, the fair value was estimated using a Monte-Carlo Simulation in which the fair value was based on the simulated stock price of the Company over the maturity date of the contingent consideration. The key inputs used in the determination of the fair value included current stock price, volatility, and expected term. The Company measured the fair value of the Sponsor Earnout Shares upon the consummation of the Business Combination and as of December 31, 2021, with the respective fair value adjustments recorded within its Consolidated Statements of Operations. The Company will continue to monitor the fair value of components of the earnout liability annually, with subsequent revisions to be recorded in the Consolidated Statement of Operations.
All significant Level 3 fair value measurements were recorded during the years ended December 31, 2021, 2020, and 2019.